SCHEDULE OF PRINCIPAL ASSUMPTIONS USED IN VALUATION (Details) Integer in Thousands					12 Months Ended
	Oct. 04, 2022 USD ($) $ / shares	Jun. 14, 2021 USD ($) $ / shares	Feb. 17, 2021 USD ($) $ / shares	Feb. 12, 2021	Dec. 31, 2022 Integer
IfrsStatementLineItems [Line Items]
Grant date	October 4, 2022	June 14, 2021	February 17, 2021
Share price at date of grant	0.58	3.15	4.45		183,333
Volatility			107.00%
Warrant life			5 years	5 years
Dividend yield	0.00%	0.00%	0.00%
Risk-free interest rate	3.96%	0.80%	0.57%
Average fair value at grant date | $	$ 0.43	$ 2.50	$ 3.54
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant	$ 0.82	$ 3.42	$ 3.57
Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price at date of grant	$ 0.75	$ 4.35	$ 4.46
Volatility	104.00%	115.00%
Warrant life	5 years	5 years